Recast of Prior Period Amounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Total revenue	$ 59,805	$ 56,550	[1]	$ 45,548	[1]
Cost of revenue	18,787	16,934	[1]	11,944	[1]
Operating expenses
Technology and development	14,989	15,028	[1]	11,660	[1]
Marketing	9,412	8,772	[1]	6,854	[1]
Customer service and operations	8,787	8,383	[1]	7,663	[1]
Total operating Expenses	44,672	43,844	[1]	36,511	[1]
Loss from operations	$ (3,654)	(4,228)	[1]	(2,907)	[1]
Previously Reported [Member]
Statement Line Items [Line Items]
Total revenue		61,277		48,681
Cost of revenue		(22,426)		(15,872)
Gross profit		38,851		32,809
Operating expenses
Technology and development		14,747		11,373
Marketing		8,772		6,854
Customer service and operations		8,383		7,663
General and administration		11,177		9,826
Total operating Expenses		43,079		35,716
Loss from operations		(4,228)		(2,907)
Loan Protection Recast [Member]
Statement Line Items [Line Items]
Total revenue		(4,727)		(3,133)
Cost of revenue		4,727		3,133
Gross profit
Operating expenses
Technology and development
Marketing
General and administration
Total operating Expenses
Loss from operations
Other Recast [Member]
Statement Line Items [Line Items]
Total revenue
Cost of revenue		765		795
Gross profit		765		795
Operating expenses
Technology and development		281		287
Marketing
General and administration		484		508
Total operating Expenses		765		795
Loss from operations
Revised [Member]
Statement Line Items [Line Items]
Total revenue		56,550		45,548
Cost of revenue		(16,934)		(11,944)
Gross profit		39,616		33,604
Operating expenses
Technology and development		15,028		11,660
Marketing		8,772		6,854
Customer service and operations		8,383		7,663
General and administration		11,661		10,334
Total operating Expenses		43,844		36,511
Loss from operations		$ (4,228)		$ (2,907)

[1]	The consolidated statement of operations and comprehensive loss for fiscal year 2019 reflects the adoption of IFRS 16 on January 1, 2019, and for fiscal year 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated.